Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022			$ 58,669	$ 47,652,242	$ (36,667,468)	$ 11,043,443
Balance, shares at Dec. 31, 2022			8,381,324
Stock-based compensation			$ 3,138	745,685		748,823
Stock-based compensation, shares			448,314
Net loss					(7,937,011)	(7,937,011)
Stock issued in connection with the acquisition			$ 3,955	996,045		1,000,000
Stock issued in connection with the acquisition, shares			564,972
Balance at Dec. 31, 2023			$ 65,762	49,393,972	(44,604,479)	4,855,255
Balance, shares at Dec. 31, 2023			9,394,610
Stock-based compensation			$ 1,099	282,613		283,712
Stock-based compensation, shares			157,033
Offering costs				(495,000)		(495,000)
Net loss					(1,961,815)	(1,961,815)
Exercise of stock options			$ 454	74,445		74,899
Exercise of stock options, shares			68,848
Sale of common stock			$ 11,200	2,488,800		2,500,000
Sale of common stock, shares			1,600,000
Balance at Mar. 31, 2024			$ 78,515	51,744,830	(46,566,294)	5,257,051
Balance, shares at Mar. 31, 2024			11,220,551
Balance at Dec. 31, 2023			$ 65,762	49,393,972	(44,604,479)	4,855,255
Balance, shares at Dec. 31, 2023			9,394,610
Stock-based compensation			$ 3,849	985,832		989,681
Stock-based compensation, shares			549,917
Exercise of stock warrants			$ 7,467	1,363,680		1,371,147
Exercise of stock warrants, shares			1,066,767
Offering costs				(1,261,898)		(1,261,898)
Net loss					(9,039,831)	(9,039,831)
Exercise of stock options			$ 1,456	73,443		74,899
Exercise of stock options, shares			208,031
Sale of common stock			$ 28,059	5,584,724		5,612,782
Sale of common stock, shares			4,008,294
Balance at Dec. 31, 2024			$ 106,593	56,139,753	(53,644,310)	2,602,036
Balance, shares at Dec. 31, 2024			15,227,619
Stock-based compensation			$ 1,115	325,501		326,616
Stock-based compensation, shares			159,259
Exercise of stock warrants			$ 17,069	1,501,398		1,518,467
Exercise of stock warrants, shares			2,438,473
Offering costs				(347,298)		(347,298)
Net loss					(2,660,417)	(2,660,417)
Balance at Mar. 31, 2025			$ 124,777	$ 57,619,354	$ (56,304,727)	$ 1,439,404
Balance, shares at Mar. 31, 2025			17,825,351